Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,995,358)	$ (2,672,468)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for accounts receivable	300,266	113,387
Inventories write down	(39,711)	226,298
Depreciation and amortization	555,918	468,241
Share-based compensation	151,875
Loss from disposal of a subsidiary	2,561,856
Loss from long-term investment	110,789
Loss from disposal of property and equipment		11,579
Deferred tax expenses (benefits)	(49,375)	519,315
Changes in operating assets and liabilities:
Accounts receivable	1,954,599	874,272
Notes receivable	(18,635)
Advance to suppliers	(5,137,730)	(2,781,770)
Inventories	(3,258,216)	(2,570,990)
Amount due from related parties	(1,717,313)	(2,553,715)
Prepaid expenses and other current assets	(180,560)	(117,294)
Accounts payable	(168,069)	(78,889)
Advance from customers	1,035,271	528,108
Income tax payable	5,587	(5,233)
Accrued expenses and other payables	701,730	958,585
Net cash used in operating activities	(8,187,076)	(7,080,574)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(26,808)	(274,175)
Purchase of land use right	(1,748,169)
Maturities of short-term investment		1,570,007
Purchase of long-term investments	(7,174,496)	(23,550)
Prepayment for intent long-term investment	(1,318,788)
Proceed from disposal of property and equipment		159,271
Loan to related parties	(1,569,072)	(471,002)
Collection of loan to related parties	1,540,976
Net cash inflow from disposal of a subsidiary	2,579,717
Net cash outflow due to acquisition of Changzhou Sixun	(578,629)
Net cash provided by (used in) investing activities	(8,295,269)	960,551
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	759,737	2,826,012
Repayments of short-term borrowings	(2,580,238)
Loan from related parties	1,053,057
Repayment of loan from related parties	(130,176)	(549,502)
Collection of receivable from a shareholder	100,737	34,540
Cash receipts from equity issuance, net of issuance cost	14,400,000
Net cash provided by financing activities	13,603,117	2,311,050
Effect of exchange rate changes	749,738	46,085
Net decrease in cash, cash equivalents and restricted cash	(2,129,490)	(3,762,888)
Cash, cash equivalents and restricted cash, at beginning of the period	4,413,218	5,889,885
Cash, cash equivalents and restricted cash, at end of the period	2,283,728	2,126,997
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	2,280,198	2,111,392
Restricted cash	3,530	15,605
Total cash, cash equivalents, and restricted cash	2,283,728	2,126,997
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	2,512	5,233
Interests paid	40,450	6,474
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Shares issued for the acquisition of Changzhou Sixun	8,080,448,000,000
Increase of non-controlling interests derived from acquisition of Changzhou Sixun	$ 273,698